UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08962
                                  ----------

                       Franklin Templeton Money Fund Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                 One Franklin Parkway, San Mateo, CA 94403-1906
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

          Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (650) 312-2000
                                                           --------------

Date of fiscal year end:  6/30
                          ----

Date of reporting period: 12/31/09
                          --------


Item 1. Reports to Stockholders.



DECEMBER 31, 2009

SEMIANNUAL REPORT AND SHAREHOLDER LETTER


SIGN UP FOR ELECTRONIC DELIVERY
on franklintempleton.com

                                   (GRAPHIC)

                                                                FIXED INCOME

                               FRANKLIN TEMPLETON
                                   MONEY FUND

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - TEMPLETON - MUTUAL SERIES

                         Franklin Templeton Investments

                          GAIN FROM OUR PERSPECTIVE(R)

                            Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE       Each of our portfolio management groups operates
                            autonomously, relying on its own research and
                            staying true to the unique investment disciplines
                            that underlie its success.

                            FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                            TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                            MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION        Because our management groups work independently and
                            adhere to different investment approaches, Franklin,
                            Templeton and Mutual Series funds typically have
                            distinct portfolios. That's why our funds can be
                            used to build truly diversified allocation plans
                            covering every major asset class.

RELIABILITY YOU CAN TRUST   At Franklin Templeton Investments, we seek to
                            consistently provide investors with exceptional
                            risk-adjusted returns over the long term, as well as
                            the reliable, accurate and personal service that has
                            helped us become one of the most trusted names in
                            financial services.

 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

                                   (GRAPHIC)

Not part of the semiannual report

                                    Contents

SHAREHOLDER LETTER........................................................     1
SEMIANNUAL REPORT
Franklin Templeton Money Fund.............................................     3
Performance Summary.......................................................     6
Your Fund's Expenses......................................................     7
Financial Highlights and Statement of Investments.........................     9
Financial Statements......................................................    14
Notes to Financial Statements.............................................    17
The Money Market Portfolios...............................................    22
Shareholder Information...................................................    33

Shareholder Letter

Dear Shareholder:

During the six-month period ended December 31, 2009, U.S. economic activity showed signs of expansion. Many companies reported better-than-expected earnings after cutting costs. Investors breathed a collective sigh of relief, and equity markets enjoyed a remarkable rally while interest rates remained low and inflation was subdued.

Franklin Templeton Money Fund's semiannual report goes into greater detail about prevailing conditions during the period. In addition, you will find performance data, financial information and a discussion from the portfolio manager. Please remember that all securities markets fluctuate, as do mutual fund share prices. As always, we recommend investors consult their financial advisors and review their portfolios to design a long-term strategy and portfolio allocation that meet their individual needs, goals and risk tolerance. We firmly believe that most people benefit from professional advice, and that advice is invaluable as investors navigate current market conditions.

If you would like more frequent updates, franklintempleton.com provides daily prices, monthly performance figures, portfolio holdings and other information. You can also access your account, buy and sell shares, read timely articles, and find helpful financial planning tools. We hope you will take advantage of these online services.

              NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE


                      Not part of the semiannual report | 1

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,


/s/ Charles B. Johnson

Charles B. Johnson
Chairman
Franklin Templeton Money Fund

THIS LETTER REFLECTS OUR ANALYSIS AND OPINIONS AS OF DECEMBER 31, 2009. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


                      2 | Not part of the semiannual report

Semiannual Report

Franklin Templeton Money Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton Money Fund seeks to provide as high a level of current income as is consistent with preservation of shareholders' capital and liquidity. The Fund invests through The Money Market Portfolio (the Portfolio) mainly in high-quality, short-term U.S. dollar denominated money market securities of domestic and foreign issuers. The Fund attempts to maintain a stable $1.00 share price.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL (800) 342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY OR INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

This semiannual report for Franklin Templeton Money Fund covers the period ended December 31, 2009.

PERFORMANCE OVERVIEW

Short-term interest rates remained historically low during the period under review, and the Fund's Class A shares' seven-day effective yield fell from 0.49% on June 30, 2009, to 0.00% on December 31, 2009. For the Fund's Class B, C and R shares' performance, please see the Performance Summary on page 6.

ECONOMIC AND MARKET OVERVIEW

The U.S. economy ended the six-month reporting period in much better shape than it began. Economic activity as measured by gross domestic product (GDP) improved from earlier in 2009. GDP registered annualized rates of 2.2% and an estimated 5.7% in 2009's third and fourth quarters. These positive signs, however, were constrained by a rising unemployment rate, which stood at 10.0% by period-end.1 Economic challenges remain, such as stalled consumer confidence and uncertain job prospects for the unemployed, as stimulus measures wind down, but several reports pointed to a resumption of growth.

As economic conditions improved, oil prices rose from $70 per barrel in June to $79 at year-end, still well below 2008 highs. December's inflation rate was an annualized 2.7%.(1) Core inflation, which excludes food and energy costs, rose at a 1.8% annualized rate, which was within the Federal Reserve Board's (Fed's)

(1.) Source: Bureau of Labor Statistics.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 13.


                             Semiannual Report | 3

PORTFOLIO BREAKDOWN
12/31/09

                                      % OF TOTAL
                                      NET ASSETS
                                      ----------
Commercial Paper                         40.8%
Certificates of Deposit                  38.4%
U.S. Government & Agency Securities      11.4%
Repurchase Agreements                     9.3%
Other Net Assets                          0.1%

informal target range of 1.5% to 2.0%.1 The core personal consumption expenditures price index reported a 12-month increase of 1.5%.2

During the period under review, an improving economy and decelerating inflation prompted policymakers to maintain low interest rates and discontinue certain stimulus plans. Noting it now believes the recession has ended, the Fed left the federal funds target rate unchanged at a range of 0% to 0.25% for an extended period and began to lay the groundwork for an eventual tightening of monetary policy. Near period-end, the Fed assessed which of its support programs could be phased out.

The spread between two-year and 10-year Treasury yields increased from 242 basis points (100 basis points equal one percentage point) at the beginning of the period to 271 basis points at the end of December. The two-year Treasury bill yield rose from 1.11% to 1.14% over the six-month period, while the 10-year Treasury note rose from 3.53% to 3.85%.

INVESTMENT STRATEGY

Consistent with our strategy, we invest, through the Portfolio, mainly in high-quality, short-term U.S. dollar denominated money market securities of domestic and foreign issuers, including bank obligations, commercial paper, repurchase agreements and U.S. government securities. We maintain a dollar-weighted average portfolio maturity of 90 days or less. We seek to provide shareholders with a high-quality, conservative investment vehicle; thus, we do not invest the Fund's cash in derivatives or other relatively volatile securities that we believe involve undue risk.

MANAGER'S DISCUSSION

The six months under review were characterized by extremely low short-term interest rates, which pressured money market yields. We continued to invest the Portfolio's assets in high-quality money market securities. For example, on December 31, 2009, 100% of the securities purchased for the Portfolio carried short-term credit ratings of A-1 or P-1, or higher, by independent credit rating agency Standard & Poor's or Moody's Investors Service.3

(2.) Source: Bureau of Economic Analysis.

(3.) These do not indicate ratings of the Fund.


                              4 | Semiannual Report

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2009, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                              Semiannual Report | 5

Performance Summary as of 12/31/09

CLASS A (SYMBOL: N/A)
Seven-Day Effective Yield(1)          0.00%
Seven-Day Annualized Yield            0.00%
Total Annual Operating Expenses(2)
   Without Waiver                     0.68%
   With Waiver                        0.60%
CLASS B (SYMBOL: FMBXX)
Seven-Day Effective Yield(1)          0.00%
Seven-Day Annualized Yield            0.00%
Total Annual Operating Expenses(2)
   Without Waiver                     1.33%
   With Waiver                        1.25%
CLASS C (SYMBOL: FRIXX)
Seven-Day Effective Yield(1)          0.00%
Seven-Day Annualized Yield            0.00%
Total Annual Operating Expenses(2)
   Without Waiver                     1.33%
   With Waiver                        1.25%
CLASS R (SYMBOL: FMRXX)
Seven-Day Effective Yield(1)          0.00%
Seven-Day Annualized Yield            0.00%
Total Annual Operating Expenses(2)
   Without Waiver                     1.18%
   With Waiver                        1.10%

THE ADMINISTRATOR HAS CONTRACTUALLY AGREED TO LIMIT ITS FEES AND TO ASSUME AS ITS OWN EXPENSE CERTAIN EXPENSES OTHERWISE PAYABLE BY THE FUND SO THAT COMMON EXPENSES (I.E., A COMBINATION OF INVESTMENT MANAGEMENT FEES, FUND ADMINISTRATION FEES, AND OTHER EXPENSES, BUT EXCLUDING RULE 12B-1 FEES) FOR EACH CLASS OF THE FUND DO NOT EXCEED 0.60% (OTHER THAN CERTAIN NONROUTINE EXPENSES OR COSTS, INCLUDING THOSE RELATING TO LITIGATION, INDEMNIFICATION, REORGANIZATIONS AND LIQUIDATIONS) UNTIL 10/31/10. TO AVOID A NEGATIVE YIELD, THE FUND DISTRIBUTOR, FUND ADMINISTRATOR, INVESTMENT MANAGER AND/OR TRANSFER AGENT HAVE VOLUNTARILY AGREED TO WAIVE OR LIMIT THEIR RESPECTIVE FEES, ASSUME AS THEIR OWN EXPENSE CERTAIN EXPENSES OTHERWISE PAYABLE BY THE FUND, AND IF NECESSARY, MAKE A CAPITAL INFUSION INTO THE FUND. THESE WAIVERS, EXPENSE REIMBURSEMENTS AND CAPITAL INFUSIONS, WHICH ARE NOT REFLECTED IN THE TABLE ABOVE, ARE VOLUNTARY AND MAY BE MODIFIED OR DISCONTINUED BY THE FUND DISTRIBUTOR, FUND ADMINISTRATOR, INVESTMENT MANAGER AND/OR TRANSFER AGENT AT ANY TIME. THERE IS NO GUARANTEE THAT THE FUND WILL BE ABLE TO AVOID A NEGATIVE YIELD.

(1.) The seven-day effective yield assumes compounding of daily dividends, if any.

(2.) Figures are as stated in the Fund's prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

Annualized and effective yields are for the seven-day period ended 12/31/09. The Fund's average weighted maturity was 53 days. Yield reflects Fund expenses and fluctuations in interest rates on Portfolio investments.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE GO TO franklintempleton.com OR CALL (800) 342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.


                              6 | Semiannual Report

Your Fund's Expenses

FRANKLIN TEMPLETON MONEY FUND

As a Fund shareholder, you can incur two types of costs:

-    Transaction costs, including sales charges (loads) on Fund purchases; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.

     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                              Semiannual Report | 7

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                           BEGINNING ACCOUNT   ENDING ACCOUNT     EXPENSES PAID DURING
                                              VALUE 7/1/09     VALUE 12/31/09   PERIOD* 7/1/09-12/31/09
                                           -----------------   --------------   -----------------------
CLASS A
Actual                                           $1,000           $1,001.20              $0.91
Hypothetical (5% return before expenses)         $1,000           $1,024.30              $0.92
CLASS B
Actual                                           $1,000           $1,000.00              $2.32
Hypothetical (5% return before expenses)         $1,000           $1,022.89              $2.35
CLASS C
Actual                                           $1,000           $1,000.00              $2.27
Hypothetical (5% return before expenses)         $1,000           $1,022.94              $2.29
CLASS R
Actual                                           $1,000           $1,000.00              $2.07
Hypothetical (5% return before expenses)         $1,000           $1,023.14              $2.09

* Expenses are calculated using the most recent six-month expense ratio, net of voluntary and contractual expense waivers, annualized for each class (A:
     0.18%; B: 0.46%; C: 0.45%; and R: 0.41%), which includes the expenses incurred by the Portfolio, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


                              8 | Semiannual Report

Franklin Templeton Money Fund Trust

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON MONEY FUND

                                                                   SIX MONTHS ENDED         YEAR ENDED JUNE 30,
                                                                  DECEMBER 31, 2009   ------------------------------
CLASS A                                                               (UNAUDITED)       2009         2008    2007(a)
-------                                                           -----------------   -------      -------   -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........................      $  1.00          $  1.00      $  1.00   $  1.00
                                                                     -------          -------      -------   -------
Income from investment operations - net investment income .....        0.001(b)         0.010(b)     0.036     0.025
Less distributions from net investment income .................       (0.001)(b)       (0.010)(b)   (0.036)   (0.025)
                                                                     -------          -------      -------   -------
Net asset value, end of period ................................      $  1.00          $  1.00      $  1.00   $  1.00
                                                                     =======          =======      =======   =======
Total return(c) ...............................................         0.12%(d)         1.00%(d)     3.66%     2.51%
RATIOS TO AVERAGE NET ASSETS(e)
Expenses before waiver and expense payments by affiliates(f) ..         0.71%            0.68%        0.72%     0.93%
Expenses net of waiver and expense payments by affiliates(f) ..         0.18%            0.33%        0.60%     0.60%
Net investment income .........................................         0.24%(g)         0.90%(g)     3.35%     4.75%
SUPPLEMENTAL DATA
Net assets, end of period (000's) .............................      $ 7,243          $ 5,601      $ 2,222   $   345

(a)  For the period December 15, 2006 (effective date) to June 30, 2007.

(b) Net investment income and distributions from net investment income include payments by affiliates. The amount of net investment income and distributions from net investment income excluding payments by affiliates is 0.000 per share and 0.009 per share for the period ended December 31, 2009, and year ended June 30, 2009, respectively. See Note 3(e).

(c) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(d) Total return includes the effect of payments by affiliates. Total return excluding the effect of payments by affiliates is 0.00% and 0.93% for the period ended December 31, 2009, and year ended June 30, 2009, respectively. See Note 3(e).

(e)  Ratios are annualized for periods less than one year.

(f) The expense ratio includes the Fund's share of the Portfolio's allocated expenses.

(g) The net investment income ratio includes the effect of payments by affiliates. The ratio excluding the effect of payments by affiliates is 0.03% and 0.83% for the period ended December 31, 2009, and year ended June 30, 2009, respectively. See Note 3(e).

   The accompanying notes are an integral part of these financial statements.


                              Semiannual Report | 9

Franklin Templeton Money Fund Trust

FRANKLIN TEMPLETON MONEY FUND

                                                                  SIX MONTHS ENDED                YEAR ENDED JUNE 30,
                                                                 DECEMBER 31, 2009  -----------------------------------------------
CLASS B                                                             (UNAUDITED)       2009         2008     2007     2006     2005
-------                                                          -----------------  --------     -------  -------  -------  -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........................     $  1.00         $   1.00     $  1.00  $  1.00  $  1.00  $  1.00
                                                                    -------         --------     -------  -------  -------  -------
Income from investment operations - net investment income .....          --(a)         0.004(a)    0.030    0.041    0.030    0.009
Less distributions from net investment income .................          --           (0.004)     (0.030)  (0.041)  (0.030)  (0.009)
                                                                    -------         --------     -------  -------  -------  -------
Net asset value, end of period ................................     $  1.00         $   1.00     $  1.00  $  1.00  $  1.00  $  1.00
                                                                    -------         --------     -------  -------  -------  -------
Total return(b) ...............................................          --%(c)         0.42%(c)    3.00%    4.15%    3.03%    0.95%
RATIOS TO AVERAGE NET ASSETS(d)
Expenses before waiver and expense payments by affiliates(e) ..        1.36%            1.33%       1.36%    1.57%    1.51%    1.48%
Expenses net of waiver and expense payments by affiliates(e) ..        0.46%            0.92%       1.24%    1.24%    1.24%    1.24%
Net investment income .........................................          --%(f)         0.31%(f)    2.71%    4.11%    3.01%    0.88%
SUPPLEMENTAL DATA
Net assets, end of period (000's) .............................     $67,419         $104,400     $74,450  $40,650  $48,118  $45,443

(a) Net investment income includes payments by affiliates. The amount of net investment income excluding payments by affiliates is (0.001) per share and
     0.003 per share for the period ended December 31, 2009, and year ended June 30, 2009, respectively. See Note 3(e).

(b) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(c) Total return includes the effect of payments by affiliates. Total return excluding the effect of payments by affiliates is (0.13)% and 0.35% for the period ended December 31, 2009, and year ended June 30, 2009, respectively. See Note 3(e).

(d)  Ratios are annualized for periods less than one year.

(e) The expense ratio includes the Fund's share of the Portfolio's allocated expenses.

(f) The net investment income ratio includes the effect of payments by affiliates. The ratio excluding the effect of payments by affiliates is (0.26)% and 0.24% for the period ended December 31, 2009, and year ended June 30, 2009, respectively. See Note 3(e).

   The accompanying notes are an integral part of these financial statements.


                             10 | Semiannual Report

Franklin Templeton Money Fund Trust

FRANKLIN TEMPLETON MONEY FUND

                                                                 SIX MONTHS ENDED
                                                                   DECEMBER 31,                   YEAR ENDED JUNE 30,
                                                                       2009        ------------------------------------------------
CLASS C                                                             (UNAUDITED)      2009         2008     2007     2006     2005
-------                                                          ----------------  --------     --------  -------  -------  -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........................     $   1.00       $   1.00     $   1.00  $  1.00  $  1.00  $  1.00
                                                                    --------       --------     --------  -------  -------  -------
Income from investment operations - net investment income .....           --(a)       0.004(a)     0.030    0.041    0.030    0.010
Less distributions from net investment income .................           --         (0.004)      (0.030)  (0.041)  (0.030)  (0.010)
                                                                    --------       --------     --------  -------  -------  -------
Net asset value, end of period ................................     $   1.00       $   1.00     $   1.00  $  1.00  $  1.00  $  1.00
                                                                    ========       ========     ========  =======  =======  =======
Total return(b) ...............................................           --%(c)       0.44%(c)     3.05%    4.16%    3.07%    1.01%
RATIOS TO AVERAGE NET ASSETS(d)
Expenses before waiver and expense payments by affiliates(e) ..         1.33%          1.29%        1.31%    1.56%    1.46%    1.43%
Expenses net of waiver and expense payments by affiliates(e) ..         0.45%          0.89%        1.19%    1.23%    1.19%    1.19%
Net investment income .........................................           --%(f)       0.34%(f)     2.76%    4.12%    3.06%    0.93%
SUPPLEMENTAL DATA
Net assets, end of period (000's) .............................     $231,724       $342,785     $214,552  $74,820  $90,613  $49,123

(a) Net investment income includes payments by affiliates. The amount of net investment income excluding payments by affiliates is (0.001) per share and
     0.003 per share for the period ended December 31, 2009, and year ended June 30, 2009, respectively. See Note 3(e).

(b) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(c) Total return includes the effect of payments by affiliates. Total return excluding the effect of payments by affiliates is (0.13)% and 0.37% for the period ended December 31, 2009, and year ended June 30, 2009, respectively. See Note 3(e).

(d)  Ratios are annualized for periods less than one year.

(e) The expense ratio includes the Fund's share of the Portfolio's allocated expenses.

(f) The net investment income ratio includes the effect of payments by affiliates. The ratio excluding the effect of payments by affiliates is (0.25)% and 0.27% for the period ended December 31, 2009, and year ended June 30, 2009, respectively. See Note 3(e).

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 11

Franklin Templeton Money Fund Trust

FRANKLIN TEMPLETON MONEY FUND

                                                                  SIX MONTHS ENDED                 YEAR ENDED JUNE 30,
                                                                 DECEMBER 31, 2009  ------------------------------------------------
CLASS R                                                             (UNAUDITED)       2009         2008     2007     2006     2005
-------                                                          -----------------  -------      -------  -------  -------  --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........................      $ 1.00         $  1.00      $  1.00  $  1.00  $  1.00  $  1.00
                                                                     ------         -------      -------  -------  -------  -------
Income from investment operations - net investment income .....          --(a)        0.005(a)     0.031    0.042    0.031    0.011
Less distributions from net investment income .................          --          (0.005)      (0.031)  (0.042)  (0.031)  (0.011)
                                                                     ------         -------      -------  -------  -------  -------
Net asset value, end of period ................................      $ 1.00         $  1.00      $  1.00  $  1.00  $  1.00  $  1.00
                                                                     ======         =======      =======  =======  =======  =======
Total return(b) ...............................................          --%(c)        0.50%(c)     3.15%    4.29%    3.17%    1.09%
RATIOS TO AVERAGE NET ASSETS(d)
Expenses before waiver and expense payments by affiliates(e) ..        1.21%           1.18%        1.22%    1.43%    1.37%    1.34%
Expenses net of waiver and expense payments by affiliates(e) ..        0.40%           0.83%        1.10%    1.10%    1.11%    1.10%
Net investment income .........................................          --%(f)        0.40%(f)     2.85%    4.25%    3.15%    1.02%
SUPPLEMENTAL DATA
Net assets, end of period (000's) .............................      $8,876         $ 6,531      $ 3,809  $ 3,015  $ 2,480  $ 2,437

(a) Net investment income includes payments by affiliates. The amount of net investment income excluding payments by affiliates is (0.001) per share and
     0.004 per share for the period ended December 31, 2009, and year ended June 30, 2009, respectively. See Note 3(e).

(b) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(c) Total return includes the effect of payments by affiliates. Total return excluding the effect of payments by affiliates is (0.10)% and 0.43% for the period ended December 31, 2009, and year ended June 30, 2009, respectively. See Note 3(e).

(d)  Ratios are annualized for periods less than one year.

(e) The expense ratio includes the Fund's share of the Portfolio's allocated expenses.

(f) The net investment income ratio includes the effect of payments by affiliates. The ratio excluding the effect of payments by affiliates is (0.20)% and 0.33% for the period ended December 31, 2009, and year ended June 30, 2009, respectively. See Note 3(e).

   The accompanying notes are an integral part of these financial statements.


                             12 | Semiannual Report

Franklin Templeton Money Fund Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED)

    FRANKLIN TEMPLETON MONEY FUND                            SHARES          VALUE
    -----------------------------                          -----------   ------------
    MUTUAL FUNDS (COST $316,894,980) 100.5%
(a) The Money Market Portfolio, 0.04% ..................   316,894,980   $316,894,980
    OTHER ASSETS, LESS LIABILITIES (0.5)% ..............                   (1,632,585)
                                                                         ------------
    NET ASSETS 100.0% ..................................                 $315,262,395
                                                                         ============

(a)  The rate shown is the annualized seven-day yield at period end.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 13

Franklin Templeton Money Fund Trust

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2009 (unaudited)

                                                                 FRANKLIN
                                                                TEMPLETON
                                                                MONEY FUND
                                                               ------------
Assets:
   Investment in Portfolio, at value and cost ..............   $316,894,980
   Cash ....................................................         49,010
   Receivables:
      Capital shares sold ..................................        794,943
      Affiliates ...........................................        419,199
                                                               ------------
         Total assets ......................................    318,158,132
                                                               ------------
Liabilities:
   Payables:
      Capital shares redeemed ..............................      2,703,215
   Accrued expenses and other liabilities ..................        192,522
                                                               ------------
         Total liabilities .................................      2,895,737
                                                               ------------
            Net assets, at value ...........................   $315,262,395
                                                               ------------
Net assets consist of paid-in capital ......................   $315,262,395
                                                               ============
CLASS A:
   Net assets, at value ....................................   $  7,243,041
                                                               ============
   Shares outstanding ......................................      7,243,041
                                                               ============
   Net asset value per share(a) ............................   $       1.00
                                                               ============
CLASS B:
   Net assets, at value ....................................   $ 67,418,876
                                                               ============
   Shares outstanding ......................................     67,418,876
                                                               ============
   Net asset value per share(a) ............................   $       1.00
                                                               ============
CLASS C:
   Net assets, at value ....................................   $231,724,277
                                                               ============
   Shares outstanding ......................................    231,724,277
                                                               ============
   Net asset value per share(a) ............................   $       1.00
                                                               ============
CLASS R:
   Net assets, at value ....................................   $  8,876,201
                                                               ============
   Shares outstanding ......................................      8,876,201
                                                               ============
   Net asset value per share(a) ............................   $       1.00
                                                               ============

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

   The accompanying notes are an integral part of these financial statements.


                             14 | Semiannual Report

Franklin Templeton Money Fund Trust

STATEMENT OF OPERATIONS
for the six months ended December 31, 2009 (unaudited)

                                                                 FRANKLIN
                                                                TEMPLETON
                                                                MONEY FUND
                                                               ------------
Investment income:
   Dividends from Portfolio ................................   $   150,412
                                                               -----------
Expenses:
   Administrative fees (Note 3a) ...........................       656,264
   Distribution fees: (Note 3b)
      Class B ..............................................       276,737
      Class C ..............................................       864,326
      Class R ..............................................        19,979
   Transfer agent fees (Note 3d) ...........................       194,597
   Reports to shareholders .................................        38,197
   Registration and filing fees ............................       108,458
   Professional fees .......................................        22,629
   Trustees' fees and expenses .............................         8,875
   Other ...................................................         6,274
                                                               -----------
         Total expenses ....................................     2,196,336
         Expenses waived/paid by affiliates (Note 3e) ......    (1,654,341)
                                                               -----------
            Net expenses ...................................       541,995
                                                               -----------
               Net investment income (loss) ................      (391,583)
                                                               -----------
Payments by affiliates (Note 3e) ...........................       399,626
                                                               -----------
Net increase (decrease) in net assets resulting from
   operations ..............................................   $     8,043
                                                               ===========

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 15

Franklin Templeton Money Fund Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 FRANKLIN TEMPLETON MONEY FUND
                                                               ---------------------------------
                                                                SIX MONTHS ENDED
                                                               DECEMBER 31, 2009     YEAR ENDED
                                                                   (UNAUDITED)     JUNE 30, 2009
                                                               -----------------   -------------
Increase (decrease) in net assets:
   Operations:
      Net investment income (loss) .........................     $    (391,583)    $  1,353,113
      Payments by affiliates (Note 3e) .....................           399,626          368,979
                                                                 -------------     ------------
         Net increase (decrease) in net assets resulting
            from operations ................................             8,043        1,722,092
                                                                 -------------     ------------
   Distributions to shareholders from net investment income
      and payments by affiliates:
      Class A ..............................................            (8,043)         (31,976)
      Class B ..............................................                --         (377,165)
      Class C ..............................................                --       (1,289,727)
      Class R ..............................................                --          (23,224)
                                                                 -------------     ------------
   Total distributions to shareholders .....................            (8,043)      (1,722,092)
                                                                 -------------     ------------
   Capital share transactions: (Note 2)
      Class A ..............................................         1,641,860        3,379,661
      Class B ..............................................       (36,981,372)      29,949,867
      Class C ..............................................      (111,060,528)     128,232,425
      Class R ..............................................         2,344,801        2,722,482
                                                                 -------------     ------------
   Total capital share transactions ........................      (144,055,239)     164,284,435
                                                                 -------------     ------------
         Net increase (decrease) in net assets .............      (144,055,239)     164,284,435
Net assets (there is no undistributed net investment income
   at beginning or end of period):
   Beginning of period .....................................       459,317,634      295,033,199
                                                                 -------------     ------------
   End of period ...........................................     $ 315,262,395     $459,317,634
                                                                 =============     ============

   The accompanying notes are an integral part of these financial statements.


                             16 | Semiannual Report

Franklin Templeton Money Fund Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

FRANKLIN TEMPLETON MONEY FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Money Fund Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the Franklin Templeton Money Fund (Fund). The Fund offers four classes of shares: Class A, Class B, Class C, and Class R. Each class of shares differs by its contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The Fund invests substantially all of its assets in The Money Market Portfolio (Portfolio), which is registered under the 1940 Act as an open-end investment company. The accounting policies of the Portfolio, including the Portfolio's security valuation policies, will directly affect the recorded value of the Fund's investment in the Portfolio. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

The Fund holds Portfolio shares that are valued at the closing net asset value of the Portfolio. At December 31, 2009, the Fund owned 4.35% of the Portfolio.

B. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of December 31, 2009, and has determined that no provision for income tax is required in the Fund's financial statements.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income received from the Portfolio and estimated expenses are accrued daily. Dividends from net investment income are normally declared and distributed daily and paid monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.


                             Semiannual Report | 17

Franklin Templeton Money Fund Trust

FRANKLIN TEMPLETON MONEY FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

Net investment income, not including class specific expenses, is allocated daily to each class of shares based upon the relative value of the settled shares of each class. Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2009, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares at $1.00 per share were as follows:

                                                                SIX MONTHS ENDED     YEAR ENDED
                                                               DECEMBER 31, 2009   JUNE 30, 2009
                                                               -----------------   -------------
CLASS A SHARES:
   Shares sold .............................................     $  4,601,766      $   5,195,572
   Shares issued in reinvestment of distributions ..........            6,355             29,180
   Shares redeemed .........................................       (2,966,261)        (1,845,091)
                                                                 ------------      -------------
   Net increase (decrease) .................................     $  1,641,860      $   3,379,661
                                                                 ============      =============
CLASS B SHARES:
   Shares sold .............................................     $ 12,269,265      $ 150,890,670
   Shares issued in reinvestment of distributions ..........               --            350,912
   Shares redeemed .........................................      (49,250,637)      (121,291,715)
                                                                 ------------      -------------
   Net increase (decrease) .................................     $(36,981,372)     $  29,949,867
                                                                 ============      =============


                             18 | Semiannual Report

Franklin Templeton Money Fund Trust

FRANKLIN TEMPLETON MONEY FUND

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                                                SIX MONTHS ENDED     YEAR ENDED
                                                               DECEMBER 31, 2009   JUNE 30, 2009
                                                               -----------------   -------------
CLASS C SHARES:
   Shares sold .............................................     $  88,775,834     $ 688,043,388
   Shares issued in reinvestment of distributions ..........                --         1,212,115
   Shares redeemed .........................................      (199,836,362)     (561,023,078)
                                                                 -------------     -------------
   Net increase (decrease) .................................     $(111,060,528)    $ 128,232,425
                                                                 =============     =============
CLASS R SHARES:
   Shares sold .............................................     $   7,386,787     $  13,289,734
   Shares issued in reinvestment of distributions ..........                --            23,019
   Shares redeemed .........................................        (5,041,986)      (10,590,271)
                                                                 -------------     -------------
   Net increase (decrease) .................................     $   2,344,801     $   2,722,482
                                                                 =============     =============

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers, directors and/or trustees of the Portfolio and of the following subsidiaries:

SUBSIDIARY                                                            AFFILIATION
----------                                                      ----------------------
Franklin Advisers, Inc. (Advisers)                              Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)            Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)   Transfer agent

A. ADMINISTRATIVE FEES

The Fund pays an administrative fee to Advisers based on the Fund's average daily net assets as follows:

ANNUALIZED FEE RATE                        NET ASSETS
-------------------   ---------------------------------------------------
       0.455%         Up to and including $100 million
       0.330%         Over $100 million, up to and including $250 million
       0.280%         In excess of $250 million

B. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted distribution plans for each share class, with the exception of Class A shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class.


                             Semiannual Report | 19

Franklin Templeton Money Fund Trust

FRANKLIN TEMPLETON MONEY FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

B. DISTRIBUTION FEES (CONTINUED)

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class B.....................   0.65%
Class C.....................   0.65%
Class R.....................   0.50%

C. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Contingent deferred sales charges retained ...........   $104,572

D. TRANSFER AGENT FEES

For the period ended December 31, 2009, the Fund paid transfer agent fees of $194,597, of which $152,237 was retained by Investor Services.

E. WAIVER, EXPENSE REIMBURSEMENTS, AND PAYMENTS BY AFFILIATES

Advisers and Distributors have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the fund so that the common expenses (i.e. a combination of management fees, administrative fees, and other expenses, but excluding distribution fees) for each class of the Fund do not exceed 0.60% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until October 31, 2010.

In addition, in efforts to prevent a negative yield, Advisers and Distributors have voluntarily agreed to waive or limit their respective fees, assume as their own expense certain expenses otherwise payable by the Fund and if necessary, make a capital infusion into the Fund such that no class returns a negative yield to its shareholders. This resulted in an additional waiver of $1,241,991 for the period ended December 31, 2009. These waivers, expense reimbursements and capital infusions are voluntary and may be modified or discontinued by Advisers and Distributors at any time, and without further notice. There is no guarantee that the Fund will be able to avoid a negative yield. Additional cash contributions made by Advisers in the amount of $399,626 for the period ended December 31, 2009, or 0.11% on an annualized basis, were allocated to each class based upon the relative value of the settled shares of each class and are not subject to recapture by Advisers.


                             20 | Semiannual Report

Franklin Templeton Money Fund Trust

FRANKLIN TEMPLETON MONEY FUND

4. INCOME TAXES

At December 31, 2009, the cost of investments for book and income tax purposes was the same.

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

At December 31, 2009, all of the Fund's investments in securities carried at fair value were in Level 1 inputs.

6. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2010-6, FAIR VALUE MEASUREMENTS AND DISCLOSURES (TOPIC 820): IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS. ASU No. 2010-6 enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Fund is currently evaluating the impact, if any, of applying the provisions of ASU No. 2010-6.

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through February 16, 2010, the issuance date of the financial statements and determined that no events have occurred that require disclosure.


                             Semiannual Report | 21

The Money Market Portfolios

FINANCIAL HIGHLIGHTS

THE MONEY MARKET PORTFOLIO

                                                      SIX MONTHS
                                                        ENDED
                                                     DECEMBER 31,                        YEAR ENDED JUNE 30,
                                                         2009      ----------------------------------------------------------------
                                                      (UNAUDITED)     2009           2008        2007           2006        2005
                                                     ------------  ----------     ----------  ----------     ----------  ----------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............  $     1.00    $     1.00     $     1.00  $     1.00     $     1.00  $     1.00
                                                     ----------    ----------     ----------  ----------     ----------  ----------
Income from investment operations:
   Net investment income ..........................          --(a)      0.011          0.040       0.052          0.041       0.020
   Net realized and unrealized gains (losses) .....          --(a)        (--)(a)         --         (--)(a)         --          --
                                                     ----------    ----------     ----------  ----------     ----------  ----------
Total from investment operations ..................          --(a)      0.011          0.040       0.052          0.041       0.020
                                                     ----------    ----------     ----------  ----------     ----------  ----------
Less distributions from net investment income .....         (--)(a)    (0.011)        (0.040)     (0.052)        (0.041)     (0.020)
                                                     ----------    ----------     ----------  ----------     ----------  ----------
Net asset value, end of period ....................  $     1.00    $     1.00     $     1.00  $     1.00     $     1.00  $     1.00
                                                     ----------    ----------     ----------  ----------     ----------  ----------
Total return(b) ...................................        0.04%         1.14%          4.10%       5.28%          4.15%       2.06%
RATIOS TO AVERAGE NET ASSETS(c)
Expenses(d) .......................................        0.16%         0.15%          0.16%       0.15%          0.16%       0.16%
Net investment income .............................        0.07%         1.12%          4.02%       5.17%          4.09%       2.04%
SUPPLEMENTAL DATA
Net assets, end of period (000's) .................  $7,274,913    $8,520,392     $7,028,194  $6,580,101     $4,993,739  $5,676,479

(a)  Amount rounds to less than $0.001 per share.

(b)  Total return is not annualized for periods less than one year.

(c)  Ratios are annualized for periods less than one year.

(d)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                             22 | Semiannual Report

The Money Market Portfolios

STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED)

                                                                                                    PRINCIPAL
    THE MONEY MARKET PORTFOLIO                                                                      AMOUNT(a)         VALUE
    --------------------------                                                                    ------------   --------------
    INVESTMENTS 99.9%
    CERTIFICATES OF DEPOSIT 38.4%
    Australia and New Zealand Banking Group Ltd., New York Branch, 0.17%, 3/29/10 .............   $ 75,000,000   $   75,000,000
    Bank of Montreal, Chicago Branch, 0.16%, 1/19/10 ..........................................    100,000,000      100,000,000
    Bank of Montreal, Chicago Branch, 0.17%, 2/08/10 ..........................................    150,000,000      150,001,583
    Bank of Nova Scotia, Houston Branch, 0.16%, 1/11/10 .......................................    100,000,000      100,000,000
    Bank of Nova Scotia, Houston Branch, 0.08% - 0.21%, 1/04/10 - 1/21/10 .....................    100,000,000      100,000,000
    Bank of Nova Scotia, Houston Branch, 0.17%, 1/25/10 .......................................    100,000,000      100,000,333
    Banque Nationale De Paris, San Francisco Branch, 0.08% - 0.23%, 1/15/10 -1/21/10 ..........    100,000,000      100,000,000
    Banque Nationale De Paris, San Francisco Branch, 0.26%, 2/26/10 ...........................    100,000,000      100,000,000
    Banque Nationale De Paris, San Francisco Branch, 0.21%, 3/03/10 ...........................    100,000,000      100,000,000
    Barclays Bank PLC, New York Branch, 0.15%, 1/19/10 ........................................    250,000,000      250,000,000
    Calyon NY, New York Branch, 0.25%, 2/26/10 ................................................    100,000,000      100,000,000
    Calyon NY, New York Branch, 0.24%, 3/12/10 ................................................    100,000,000      100,000,000
    Calyon NY, New York Branch, 0.15% - 0.24%, 2/02/10 - 3/18/10 ..............................    100,000,000      100,000,000
    National Australia Bank, New York Branch, 0.20%, 1/04/10 ..................................     50,000,000       50,000,000
    National Australia Bank, New York Branch, 0.22%, 2/18/10 ..................................    100,000,000      100,000,000
    Royal Bank of Canada, New York Branch, 0.10%, 1/11/10 .....................................    250,000,000      250,000,347
    Societe Generale, New York Branch, 0.14%, 2/01/10 .........................................     50,000,000       50,000,431
    Societe Generale, New York Branch, 0.23%, 2/04/10 .........................................    250,000,000      250,000,000
    Svenska Handelsbanken, New York Branch, 0.21%, 3/17/10 ....................................    250,000,000      250,000,000
    The Toronto-Dominion Bank, New York Branch, 0.14%, 1/04/10 ................................    200,000,000      200,000,000
    The Toronto-Dominion Bank, New York Branch, 0.19%, 2/12/10 ................................     70,000,000       70,000,408
    Westpac Banking Corp., New York Branch, 0.21% - 0.26%, 1/11/10 - 4/06/10 ..................    100,000,000      100,000,000
                                                                                                                 --------------
    TOTAL CERTIFICATES OF DEPOSIT (COST $2,795,003,102) .......................................                   2,795,003,102
                                                                                                                 --------------
(b) COMMERCIAL PAPER 40.8%
    Abbott Laboratories, 1/05/10 - 3/08/10 ....................................................     92,185,000       92,173,700
    Abbott Laboratories, 3/15/10 ..............................................................     76,000,000       75,981,507
    Abbott Laboratories, 3/22/10 ..............................................................     83,000,000       82,977,867
    Australia and New Zealand Banking Group Ltd., 1/22/10 - 2/16/10 (Australia) ...............    100,000,000       99,980,111
    Australia and New Zealand Banking Group Ltd., 3/08/10 (Australia) .........................    100,000,000       99,963,333
    ChevronTexaco Funding Corp., 1/05/10 - 1/29/10 ............................................    180,000,000      179,994,450
    Commonwealth Bank of Australia, 1/25/10 (Australia) .......................................    100,000,000       99,985,167
    Commonwealth Bank of Australia, 1/28/10 - 2/25/10 (Australia) .............................    150,000,000      149,971,347
    Export Development Canada, 1/13/10 - 2/24/10 (Canada) .....................................     55,381,000       55,377,334
    Government of Canada, 2/09/10 (Canada) ....................................................     45,000,000       44,981,963
    Government of Canada, 3/29/10 (Canada) ....................................................    100,000,000       99,891,250
    Government of Canada, 3/31/10 (Canada) ....................................................    130,000,000      129,861,803
    Johnson & Johnson, 1/19/10 ................................................................    150,000,000      149,992,500
    Johnson & Johnson, 2/01/10 ................................................................     50,000,000       49,995,910
    National Australia Funding, 1/05/10 (Australia) ...........................................    100,000,000       99,997,833
    Nestle Capital Corp., 2/22/10 .............................................................    125,000,000      124,983,389
    Nestle Capital Corp., 1/07/10 - 2/23/10 ...................................................    144,176,000      144,166,114
    Pitney Bowes Credit Corp., 1/04/10 ........................................................     49,537,000       49,536,959
    Province of British Columbia, 1/15/10 - 3/24/10 (Canada) ..................................    143,300,000      143,278,786
    Province of British Columbia, 2/25/10 - 3/23/10 (Canada) ..................................    149,100,000      148,997,838
    Province of Ontario, 2/05/10, (Canada) ....................................................     88,700,000       88,683,615
    Province of Ontario, 2/26/10, (Canada) ....................................................    103,000,000      102,979,171
    Province of Ontario, 3/09/10 - 3/17/10 (Canada) ...........................................     84,500,000       84,478,247


                             Semiannual Report | 23

The Money Market Portfolios

                                                                                                    PRINCIPAL
    THE MONEY MARKET PORTFOLIO                                                                      AMOUNT(A)         VALUE
    --------------------------                                                                    ------------   --------------
    INVESTMENTS (CONTINUED)
(b) COMMERCIAL PAPER (CONTINUED)
    Rabobank USA Financial Corp., 2/19/10 .....................................................   $122,405,000   $  122,368,346
    Rabobank USA Financial Corp., 3/09/10 .....................................................    100,000,000       99,964,639
    United Parcel Service of America Inc., 1/11/10 ............................................     50,000,000       49,999,028
    United Parcel Service of America Inc., 1/20/10 ............................................    150,000,000      149,994,458
    Westpac Banking Corp., 2/02/10 (Australia) ................................................    100,000,000       99,980,444
    Westpac Banking Corp., 2/19/10 (Australia) ................................................     50,000,000       49,985,708
                                                                                                                 --------------
    TOTAL COMMERCIAL PAPER (COST $2,970,522,817) ..............................................                   2,970,522,817
                                                                                                                 --------------
    U.S. GOVERNMENT AND AGENCY SECURITIES 11.4%
    FHLB, 0.112% - 0.56%, 1/04/10 - 6/22/10 ...................................................     77,601,000       77,594,436
(b) International Bank for Reconstruction & Development, 1/04/10 - 1/05/10
       (Supranational(c)) .....................................................................     52,945,000       52,944,712
(b) U.S. Treasury Bill, 1/14/10 ...............................................................    100,000,000       99,983,614
(b) U.S. Treasury Bill, 6/03/10 ...............................................................    250,000,000      249,472,575
(b) U.S. Treasury Bill, 8/26/10 ...............................................................    100,000,000       99,705,396
(b) U.S. Treasury Bill, 9/23/10 ...............................................................    150,000,000      149,573,424
(b) U.S. Treasury Bill, 12/16/10 ..............................................................    100,000,000       99,595,257
                                                                                                                 --------------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $828,869,414) ...........................                     828,869,414
                                                                                                                 --------------
    TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $6,594,395,333) ......................                   6,594,395,333
                                                                                                                 --------------
(d) REPURCHASE AGREEMENTS 9.3%
    Banc of America Securities LLC, 0.010%, 1/04/10 (Maturity Value $50,000,056)
       Collateralized by U.S. Government Agency Securities, 5.80%, 2/09/26 ....................     50,000,000       50,000,000
    Deutsche Bank Securities Inc., 0.000%, 1/04/10 (Maturity Value $75,000,000)
       Collateralized by U.S. Treasury Notes, 4.50%, 11/15/10 .................................     75,000,000       75,000,000
    Goldman, Sachs & Co., 0.000%, 1/04/10 (Maturity Value $250,000,000)
       Collateralized by U.S. Government and Agency Securities, 3.25% - 5.125%, 2/25/11 -
       7/15/12 ................................................................................    250,000,000      250,000,000
    HSBC Securities (USA) Inc., 0.010%, 1/04/10 (Maturity Value $150,000,167)
       Collateralized by U.S. Government and Agency Securities 1.375% - 7.25%, 1/15/10 -
       10/18/13 ...............................................................................    150,000,000      150,000,000
    Morgan Stanley & Co. Inc., 0.000%, 1/04/10 (Maturity Value $100,00,000)
       Collateralized by U.S. Treasury Notes, 2.125% - 4.25%, 11/15/14 - 11/30/14 .............    100,000,000      100,000,000
    UBS Securities LLC., 0.000%, 1/04/10 (Maturity Value $50,000,000)
       Collateralized by U.S. Government and Agency Securities, 3.125% - 6.00%, 5/15/11 -
       9/29/14 ................................................................................     50,000,000       50,000,000
                                                                                                                 --------------
    TOTAL REPURCHASE AGREEMENTS (COST $675,000,000) ...........................................                     675,000,000
                                                                                                                 --------------
    TOTAL INVESTMENTS (COST $7,269,395,333) 99.9% .............................................                   7,269,395,333
    OTHER ASSETS, LESS LIABILITIES 0.1% .......................................................                       5,518,000
                                                                                                                 --------------
    NET ASSETS 100.0% .........................................................................                  $7,274,913,333
                                                                                                                 ==============

See Abbreviations on page 32.

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)  The security is traded on a discount basis with no stated coupon rate.

(c) A supranational organization is an entity formed by two or more central governments through international treaties.

(d)  See Note 1(b) regarding repurchase agreements.

   The accompanying notes are an integral part of these financial statements.


                             24 | Semiannual Report

The Money Market Portfolios

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2009 (unaudited)

                                                                   THE MONEY
                                                               MARKET PORTFOLIO
                                                               ----------------
Assets:
   Investments in securities, at amortized cost ............    $6,594,395,333
   Repurchase agreements, at value and cost ................       675,000,000
                                                                --------------
         Total investments .................................    $7,269,395,333
   Cash ....................................................         6,049,316
   Interest receivable .....................................           661,477
                                                                --------------
         Total assets ......................................     7,276,106,126
                                                                --------------
Liabilities:
   Payables:
      Affiliates ...........................................         1,046,709
      Custodian fees (Note 4) ..............................            70,986
   Accrued expenses and other liabilities ..................            75,098
                                                                --------------
         Total liabilities .................................         1,192,793
                                                                --------------
            Net assets, at value ...........................    $7,274,913,333
                                                                --------------
Net assets consist of:
   Paid-in capital .........................................    $7,278,117,957
   Accumulated net realized gain (loss) ....................        (3,204,624)
                                                                --------------
            Net assets, at value ...........................    $7,274,913,333
                                                                --------------
Shares outstanding .........................................     7,278,117,957
                                                                --------------
Net asset value per share ..................................    $         1.00
                                                                --------------

The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 25

The Money Market Portfolios

STATEMENT OF OPERATIONS
for the six months ended December 31, 2009 (unaudited)

                                                                   THE MONEY
                                                               MARKET PORTFOLIO
                                                               ----------------
Investment income:
   Interest ................................................     $10,171,515
                                                                 -----------
Expenses:
   Management fees (Note 3a) ...............................       6,634,535
   Custodian fees (Note 4) .................................          66,788
   Reports to shareholders .................................           3,794
   Professional fees .......................................          62,249
   Other ...................................................         111,140
                                                                 -----------
      Total expenses .......................................       6,878,506
      Expense reductions (Note 4) ..........................            (344)
                                                                 -----------
         Net expenses ......................................       6,878,162
                                                                 -----------
            Net investment income ..........................       3,293,353
                                                                 -----------
Net realized gain (loss) from investments ..................          27,393
                                                                 -----------
Net increase (decrease) in net assets resulting from
   operations ..............................................     $ 3,320,746
                                                                 ===========

   The accompanying notes are an integral part of these financial statements.


                             26 | Semiannual Report

The Money Market Portfolios

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    THE MONEY MARKET PORTFOLIO
                                                               ----------------------------------
                                                                SIX MONTHS ENDED
                                                               DECEMBER 31, 2009      YEAR ENDED
                                                                  (UNAUDITED)       JUNE 30, 2009
                                                               -----------------   --------------
Increase (decrease) in net assets:
   Operations:
      Net investment income ................................    $     3,293,353    $   96,400,635
      Net realized gain (loss) from investments ............             27,393        (3,212,548)
                                                                ---------------    --------------
         Net increase (decrease) in net assets resulting
            from operations ................................          3,320,746        93,188,087
   Distributions to shareholders from net investment
      income ...............................................         (3,293,353)      (96,400,635)
   Capital share transactions (Note 2) .....................     (1,245,506,437)    1,495,410,735
                                                                ---------------    --------------
         Net increase (decrease) in net assets .............     (1,245,479,044)    1,492,198,187
Net assets (there is no undistributed net investment income
   at beginning or end of period):
   Beginning of period .....................................      8,520,392,377     7,028,194,190
                                                                ---------------    --------------
   End of period ...........................................    $ 7,274,913,333    $8,520,392,377
                                                                ===============    ==============

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 27

The Money Market Portfolios

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

THE MONEY MARKET PORTFOLIO

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one portfolio, The Money Market Portfolio (Portfolio). The shares of the Portfolio are issued in private placements and are exempt from registration under the Securities Act of 1933.

The following summarizes the Portfolio's significant accounting policies.

A. SECURITY VALUATION

Securities are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. All security valuation procedures are approved by the Trust's Board of Trustees.

B. REPURCHASE AGREEMENTS

The Portfolio may enter into repurchase agreements, which are accounted for as a loan by the Portfolio to the seller, collateralized by securities which are delivered to the Portfolio's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolio, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. All repurchase agreements held by the Portfolio at period end had been entered into on December 31, 2009. Repurchase agreements are valued at cost which approximates market value.

C. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Portfolio's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Portfolio has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of December 31, 2009, and has determined that no provision for income tax is required in the Portfolio's financial statements.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily;


                             28 | Semiannual Report

The Money Market Portfolios

THE MONEY MARKET PORTFOLIO

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

these dividends are reinvested and paid monthly. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Portfolio, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2009, there were an unlimited number of shares authorized (without par value). Transactions in the Portfolio's shares at $1.00 per share were as follows:

                                                      SIX MONTHS ENDED      YEAR ENDED
                                                     DECEMBER 31, 2009     JUNE 30, 2009
                                                     -----------------   ----------------
Shares sold ......................................   $  8,833,234,100    $ 14,699,668,141
Shares issued in reinvestment of distributions ...          3,284,302          96,416,354
Shares redeemed ..................................    (10,082,024,839)    (13,300,673,760)
                                                     ----------------    ----------------
Net increase (decrease) ..........................   $ (1,245,506,437)   $  1,495,410,735
                                                     ================    ================


                             Semiannual Report | 29

The Money Market Portfolios

THE MONEY MARKET PORTFOLIO

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers, directors, and/or trustees of the Franklin Money Fund, the Franklin Templeton Money Fund Trust, the Institutional Fiduciary Trust, and of the following subsidiaries:

SUBSIDIARY                                                         AFFILIATION
----------                                                      ------------------
Franklin Advisers, Inc. (Advisers)                              Investment manager
Franklin Templeton Investor Services, LLC (Investor Services)   Transfer agent

A. MANAGEMENT FEES

The Portfolio pays an investment management fee to Advisers of 0.15% per year of the average daily net assets of the Portfolio.

B. TRANSFER AGENT FEES

Investor Services, under terms of an agreement, performs shareholder servicing for the Portfolio and is not paid by the Portfolio for the services.

C. OTHER AFFILIATED TRANSACTIONS

At December 31, 2009, the shares of the Portfolio were owned by the following entities:

                                                                                   PERCENTAGE OF
                                                                    SHARES      OUTSTANDING SHARES
                                                                -------------   ------------------
Institutional Fiduciary Trust - Money Market Portfolio.......   4,908,987,917        67.45%
Franklin Money Fund..........................................   2,052,235,060        28.20%
Franklin Templeton Money Fund Trust - Franklin Templeton
   Money Fund................................................     316,894,980         4.35%

4. EXPENSE OFFSET ARRANGEMENT

The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. During the period ended December 31, 2009, the custodian fees were reduced as noted in the Statement of Operations.


                             30 | Semiannual Report

The Money Market Portfolios

THE MONEY MARKET PORTFOLIO

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At June 30, 2009, the capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:
   2016................................   $   19,469
   2017................................    3,212,548
                                          ----------
                                          $3,232,017
                                          ==========

At December 31, 2009, the cost of investments for book and income tax purposes was the same.

6. FAIR VALUE MEASUREMENTS

The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Portfolio's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

At December 31, 2009, all of the Portfolio's investments in securities carried at fair value were in Level 2 inputs.


                             Semiannual Report | 31

The Money Market Portfolios

THE MONEY MARKET PORTFOLIO

7. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2010-6, FAIR VALUE MEASUREMENTS AND DISCLOSURES (TOPIC 820): IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS. ASU No. 2010-6 enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Portfolio is currently evaluating the impact, if any, of applying the provisions of ASU No. 2010-6.

8. SUBSEQUENT EVENTS

The Portfolio has evaluated subsequent events through February 16, 2010, the issuance date of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS

SELECTED PORTFOLIO

FHLB - Federal Home Loan Bank


                             32 | Semiannual Report

Franklin Templeton Money Fund Trust

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Trust's investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.


                             Semiannual Report | 33

                       This page intentionally left blank.

                       This page intentionally left blank.

                       This page intentionally left blank.

Franklin Templeton Funds

LITERATURE REQUEST. TO RECEIVE A PROSPECTUS, PLEASE CALL US AT (800) DIAL BEN/(800) 342-5236 OR VISIT franklintempleton.com. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. TO ENSURE THE HIGHEST QUALITY OF SERVICE, WE MAY MONITOR, RECORD AND ACCESS TELEPHONE CALLS TO OR FROM OUR SERVICE DEPARTMENTS. THESE CALLS CAN BE IDENTIFIED BY THE PRESENCE OF A REGULAR BEEPING TONE.

VALUE

Franklin All Cap Value Fund
Franklin Balance Sheet Investment Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(1)
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Quest Fund(2)
Mutual Recovery Fund(3)
Mutual Shares Fund

BLEND

Franklin Focused Core Equity Fund
Franklin Large Cap Equity Fund
Franklin Rising Dividends Fund

GROWTH

Franklin DynaTech Fund
Franklin Flex Cap Growth Fund
Franklin Growth Fund
Franklin Growth Opportunities Fund
Franklin Small Cap Growth Fund
Franklin Small-Mid Cap Growth Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin Global Real Estate Fund
Franklin Gold & Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Mutual Financial Services Fund

GLOBAL

Mutual Global Discovery Fund(4)
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

INTERNATIONAL

Franklin India Growth Fund
Franklin International Growth Fund
Franklin International Small Cap Growth Fund
Mutual European Fund
Mutual International Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton Frontier Markets Fund

HYBRID

Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Templeton Income Fund

ASSET ALLOCATION

Franklin Templeton Corefolio(R) Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

FIXED INCOME

Franklin Adjustable U.S. Government Securities Fund(5)
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund
Franklin Limited Maturity U.S. Government
Securities Fund(5)
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund(5)
Templeton Global Bond Fund
Templeton Global Total Return Fund
Templeton International Bond Fund

TAX-FREE INCOME(6)
NATIONAL

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund(7)

LIMITED-/INTERMEDIATE-TERM
California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California(8)
Colorado
Connecticut
Florida
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(9)
Michigan(9)
Minnesota(9)
Missouri
New Jersey
New York(8)
North Carolina
Ohio(9)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance
Products Trust(10)

(1.) The fund is closed to new investors. Existing shareholders and select retirement plans can continue adding to their accounts.

(2.) Effective 5/1/09, Mutual Qualified Fund changed its name to Mutual Quest
     Fund. The fund's investment goal and strategy remained unchanged.

(3.) The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

(4.) Effective 5/1/09, Mutual Discovery Fund changed its name to Mutual Global
     Discovery Fund. The fund's investment goal and strategy remained unchanged.

(5.) An investment in the fund is neither insured nor guaranteed by the U.S.
     government or by any other entity or institution.

(6.) For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

(7.) The fund invests primarily in insured municipal securities.

(8.) These funds are available in three or more variations, including long-term portfolios, intermediate-term portfolios, portfolios of insured securities, a high-yield portfolio (CA only) and a money market portfolio (CA only).

(9.) The Board of Trustees approved the elimination of the non-fundamental policy requiring the fund to invest at least 80% of net assets in insured municipal securities and the removal of the word "Insured" from the fund name. The changes became effective 2/15/09.

(10.) The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

01/10                                          Not part of the semiannual report

(FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)   One Franklin Parkway
                                           San Mateo, CA 94403-1906

SIGN UP FOR ELECTRONIC DELIVERY
on franklintempleton.com

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
FRANKLIN TEMPLETON MONEY FUND

INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
(800) DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departmentsmay be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

511 S2009 02/10

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.


Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson, and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.


Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants. N/A


Item 6. Schedule of Investments. N/A


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A


Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A


Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A


Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.


Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON MONEY FUND TRUST


By /s/LAURA F. FERGERSON
   -------------------------
      Laura F. Fergerson
      Chief Executive Officer -
        Finance and Administration
Date  February 25, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
   -------------------------
      Laura F. Fergerson
      Chief Executive Officer -
        Finance and Administration
Date  February 25, 2010


By /s/GASTON GARDEY
  ---------------------
      Gaston Gardey
      Chief Financial Officer and
        Chief Accounting Officer
Date  February 26, 2010